CAPITAL STOCK	12 Months Ended
Dec. 31, 2011
Equity {1}
Stockholders' Equity Note Disclosure [Text Block]
3.     CAPITAL STOCK

During the year ended December 31, 2011, the Company issued 16,525,000 shares of common stock at a price of $0.002 per share for subscription payables in the amount of $33,050. During the year ended December 31, 2010, the Company issued no shares of common stock. As of July, 2010, the founder of the Company approved a one hundred two thousand-for-one stock split of the Company’s issued and outstanding common stock. All share amounts included in the financial statements have been adjusted for the effects of this stock split.